                         [LETTERHEAD OF VEDDER PRICE]



                                           February 16, 1996



Board of Trustees
The Oberweis Funds
One Constitution Drive
Aurora, Illinois  60506

     Re:  RULE 24f-2 NOTICE FOR THE OBERWEIS FUNDS
          FILE NO. 33-9093
          ----------------------------------------------------

Dear Sirs:

Reference is made to the Rule 24f-2 Notice being filed by The Oberweis Funds, formerly the Oberweis Emerging Growth Fund (hereinafter called the "Fund"), and the 1,829,793.198 shares of beneficial interest, no par value, of the Fund specified therein as having been sold during the period ended December 31, 1995 in reliance upon the prior declaration by the Fund of registration of an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Assuming that the Fund's Agreement and Declaration of Trust dated July 7, 1986 as amended on November 17, 1986 and November 21, 1995 and the By-Laws of the Fund adopted July 7, 1986 are presently in full force and effect, and have not been further amended in any respect and that the resolutions adopted by the Board of Trustees of the Fund on July 7, 1986, September 18, 1986, August 22, 1995 and November 21, 1995 relating to organization matters and the issuance of shares are presently in full force and effect and have not been amended in any respect, it is our opinion that the Fund is organized as a business trust under the laws of the State of Massachusetts and is authorized to issue an unlimited number of shares of beneficial interest. It is our further opinion that 1,829,793.198 shares of beneficial interest to which said Rule 24f-2 Notice relates are legally issued, fully paid and non-assessable (although shareholders of the Fund may be subject to liability under certain circumstances described in the Prospectus in the Registration Statement of the Fund under the caption "General Information").

Vedder Price

Board of Trustees
February 16, 1996
Page 2




In rendering this opinion, we have relied upon an Officer's Certificate executed by the Treasurer of the Fund representing, among other things, that all shares of the Fund have been issued at the net asset value determined in accordance with the Fund's Prospectus upon the Fund's receipt of an order in proper form and payment therefor from the investor, in accordance with the procedures described in the Prospectus for the Fund.

This opinion is solely for the benefit of the Fund, the Fund's Board of Trustees and the Fund's officers and may not be relied upon by any other person without our prior written consent. We consent to the use of this opinion in connection with the aforementioned Rule 24f-2 Notice to be filed with the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                               Very truly yours,

                               VEDDER, PRICE, KAUFMAN & KAMMHOLZ


                               By:   /s/Cathy G. O'Kelly
                                  ----------------------------------
                                        Cathy G. O'Kelly


COK/cy

cc:  Patrick B. Joyce
     James A. Arpaia

APPENDIX I.

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     THE OBERWEIS EMERGING GROWTH FUND
     ONE CONSTITUTION DRIVE
     AURORA, ILLINOIS  60506

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  2. Name of each series or class of funds for which this notice is filed:

     OBERWEIS EMERGING GROWTH FUND

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  3. Investment Company Act File Number:  811-4854

     Securities Act File Number:  33-9093

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  4. Last day of fiscal year for which this notice is filed:  DECEMBER 31, 1995

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [_]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NONE

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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     512,122 shares

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     2,246,811.886 shares    $60,093,171.54

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      1,622,268.611 shares    $41,840,799.25

--------------------------------------------------------------------------------
  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      207,524.587 shares    $5,982,933.93

--------------------------------------------------------------------------------
  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $41,840,799.25
                                                                --------------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     + 5,982,933.93
                                                                --------------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -47,823,733.18
                                                                --------------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +      0
                                                                --------------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                               0
                                                                --------------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x   1/2900
                                                                --------------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                                  0
                                                                ==============

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------------------
  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [_]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Patrick B. Joyce
                               ---------------------------------
                                 Executive Vice President
                               ---------------------------------

      Date       2/16/96
            -----------------

  *Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------